Amy Latkin Vice President and Senior Counsel w: 212.224.1840 amy.latkin@mutualofamerica.com

June 16, 2025

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	MoA Funds Corporation

(the “Registrant”)

Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)

Filings pursuant to Rule 485(a) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith, the above-named Registrant is filing today a post-effective amendment through the EDGAR system, on behalf of the MoA Mid Cap Growth Fund of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended.

This is to advise that the post-effective amendment includes disclosure that reflects the addition of a new fund to be offered by the Registrant, the MoA Mid Cap Growth Fund.

If you have any questions or need additional information, please do not hesitate to contact me at the above telephone number at your earliest convenience. I appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

MoA Funds Corporation	320 Park Avenue, New York, NY 10022-6839	moafunds.com